5. Fair Value Of Financial Instruments (Details) (Sept 2020 Note)	Sep. 30, 2020 USD ($)
Derivative financial instruments	$ 1,748,237
Level 1 [Member]
Derivative financial instruments	0
Level 2 [Member]
Derivative financial instruments	0
Level 3 [Member]
Derivative financial instruments	$ 1,748,237